Derivative and Hedging Activities - Schedule of Derivative Instruments (Details) - Designated as Hedging Instrument - Swap - Net Investment Hedging $ in Thousands	Dec. 31, 2014 USD ($) derivative
Derivative [Line Items]
Number of instruments (derivative) | derivative	15
Notional Amount | $	$ 241,908
GBP-USD
Derivative [Line Items]
Number of instruments (derivative) | derivative	5
Notional Amount | $	$ 107,623
EUR-USD
Derivative [Line Items]
Number of instruments (derivative) | derivative	10
Notional Amount | $	$ 134,285